Convertible Promissory Notes - Additional Information (Detail) - USD ($)		12 Months Ended
	Oct. 20, 2017	Dec. 31, 2017
Debt Conversion [Line Items]
Expense related to change in fair value of convertible promissory notes		$ 51,950,000
Convertible Promissory Notes [Member]
Debt Conversion [Line Items]
Convertible promissory notes, aggregate principal amount		$ 675,000,000
Convertible promissory notes, interest rate		5.00%
Conversion percentage		50.00%
Conversion price		$ 14.807
Number of days after default in which outstanding obligation would be immediately due and payable		3 days
Interest rate after default in which outstanding obligation would be immediately due and payable		20.00%
Expense related to change in fair value of convertible promissory notes	$ 51,950,000